Annual Fund Operating Expenses - LVIP American Funds Vanguard Active Passive Growth Fund	Dec. 31, 2024
Standard Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.26%
Expenses (as a percentage of Assets)	0.63%	[1]
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.63%
Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.35%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.26%
Expenses (as a percentage of Assets)	0.98%	[1]
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.98%

[1]	Other Expenses are based on estimates for the current fiscal year.